AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	398,901	$4,040,866
(cost $3,823,955)

Short-Term Investment — 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $31,838)	31,838	31,838

TOTAL INVESTMENTS—96.4% (cost $3,855,793)(wa)		4,072,704

Other assets in excess of liabilities(z) — 3.6%		151,442

Net Assets — 100.0%		$4,224,146

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
53	10 Year U.S. Ultra Treasury Notes	Jun. 2024	$6,074,297	$54,102
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2024	1,022,422	1,082
17	5 Year U.S. Treasury Notes	Jun. 2024	1,819,266	(2,334)
16	10 Year U.S. Treasury Notes	Jun. 2024	1,772,750	(8,396)
4	20 Year U.S. Treasury Bonds	Jun. 2024	481,750	(9,437)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	387,000	(8,981)
				(28,066)
				$26,036
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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